ACCOUNTS RECEIVABLE (Details 1) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Accounts Receivable [Line Items]
Balance at beginning of year	$ 20,102,808	$ 14,287,361	$ 10,691,810
Additions	7,604,157	5,944,536	3,744,986
Written off	(2,103,547)	(556,024)	(408,848)
Exchange difference	87,353	426,935	259,413
Balance at end of year	$ 25,690,771	$ 20,102,808	$ 14,287,361